Condensed consolidated statement of comprehensive income - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Condensed consolidated statement of comprehensive income
Net profit for the period	$ 124.3	$ 217.1	$ 463.4	$ 334.1	$ 562.6
Items that may be reclassified to profit or loss:
Exchange rate adjustment arising from translation of entities using a functional currency different from USD	(0.1)	(0.7)	(0.5)	(1.0)	(0.5)
Reclassification of exchange rate adjustments on disposal of joint venture		0.1		0.1	0.1
Fair value adjustment on hedging instruments	4.7	15.5	11.2	50.5	54.8
Fair value adjustment on hedging instruments transferred to income statement	(6.0)	(0.1)	(16.4)	4.2	1.7
Tax on other comprehensive income	0.1		1.0		(13.2)
Other comprehensive income after tax	(1.3)	14.8	(4.7)	53.8	42.9
Total comprehensive income for the period	123.0	231.9	458.7	387.9	605.5
Total comprehensive income for the period attributable to:
TORM plc shareholders	123.0	231.9	459.3	387.9	605.6
Non-controlling interest			(0.6)		(0.1)
Total comprehensive income for the period	$ 123.0	$ 231.9	$ 458.7	$ 387.9	$ 605.5